UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22021

The Gabelli Healthcare & WellnessRx Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Healthcare & WellnessRx Trust

Third Quarter Report — September 30, 2014

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) total return of The Gabelli Healthcare & WellnessRx Trust (the “Fund”) was (0.4)%, compared with a total return of 5.5% for the Standard & Poor’s (“S&P”) 500 Health Care Index. The total return for the Fund’s publicly traded shares was (3.0)%. The Fund’s NAV per share was $11.04, while the price of the publicly traded shares closed at $9.91 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	Since Inception (06/28/07)
Gabelli Healthcare & WellnessRx Trust
NAV Total Return (b)	(0.40)%	16.45%	22.65%	18.04%	11.14%
Investment Total Return (c)	(3.02)	12.96	26.56	19.32	8.63
S&P 500 Health Care Index	5.46	28.43	28.84	19.74	10.74
S&P 500 Index	1.13	19.73	22.99	15.70	6.07
S&P 500 Consumer Staples Index	1.95	16.52	18.21	15.40	10.47
50% S&P 500 Health Care Index and 50% S&P 500 Consumer Staples Index	3.71	22.48	23.53	17.57	10.61
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Health Care Index is an unmanaged indicator of health care equipment and services, pharmaceuticals, biotechnology, and life sciences stock performance. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Consumer Staples Index is an unmanaged indicator of food and staples retailing, food, beverage and tobacco, and household and personal products stock performance. The Blended Index consists of a 50% blend of each of the S&P 500 Health Care Index and S&P 500 Consumer Staples Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $8.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $8.00.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 78.1%
	Beverages — 6.0%
25,000	Campbell Soup Co.	$1,068,250
30,000	Danone SA	2,008,260
45,000	Dr Pepper Snapple Group Inc.	2,893,950
26,000	ITO EN Ltd.	548,803
35,000	Morinaga Milk Industry Co. Ltd.	112,651
330,000	Parmalat SpA	1,042,022
35,000	PepsiCo Inc.	3,258,150
30,000	Suntory Beverage & Food Ltd.	1,064,053
65,000	The Coca-Cola Co.	2,772,900
50,000	The WhiteWave Foods Co.†	1,816,500
424,000	Vitasoy International Holdings Ltd.	540,044

		17,125,583

	Biotechnology — 3.7%
25,000	Amgen Inc.	3,511,500
17,000	Cubist Pharmaceuticals Inc.†	1,127,780
5,000	Illumina Inc.†	819,600
100,000	Lexicon Pharmaceuticals Inc.†	141,000
325,517	LipoScience Inc.†	1,686,178
550,000	NeoGenomics Inc.†	2,865,500
17,000	Tetraphase Pharmaceuticals Inc.†	339,150

		10,490,708

	Computer Software and Services — 0.7%
90,000	Computer Task Group Inc.	999,000
50,900	MedAssets Inc.†	1,054,648

		2,053,648

	Consumer Services and Supplies — 0.1%
15,000	Weight Watchers International Inc.	411,600

	Electronics — 1.1%
25,000	Thermo Fisher Scientific Inc.	3,042,500

	Food — 15.0%
114,000	Boulder Brands Inc.†	1,553,820
9,000	Calavo Growers Inc.	406,260
25,000	China Mengniu Dairy Co. Ltd.	103,028
110,000	ConAgra Foods Inc.	3,634,400
20,000	Dean Foods Co.	265,000
67,500	Flowers Foods Inc.	1,239,300
61,000	General Mills Inc.	3,077,450
80,200	Inventure Foods Inc.†	1,039,392
38,000	Kellogg Co.	2,340,800
34,000	Kerry Group plc, Cl. A	2,410,443
150,000	Kikkoman Corp.	3,188,056
25,000	Kraft Foods Group Inc.	1,410,000
68,201	Lifeway Foods Inc.†	945,948
10,000	Maple Leaf Foods Inc.	170,722
10,000	MEIJI Holdings Co. Ltd.	790,517
90,000	Mondelēz International Inc., Cl. A	3,083,850
66,000	Nestlé SA	4,856,499

Shares		Market Value
60,000	Post Holdings Inc.†	$1,990,800
50,000	Snyder’s-Lance Inc.	1,325,000
6,000	The Hain Celestial Group Inc.†	614,100
24,000	The J.M. Smucker Co.	2,375,760
110,000	Tingyi (Cayman Islands) Holding Corp.	288,995
60,000	Unilever plc, ADR	2,514,000
65,000	Yakult Honsha Co. Ltd.	3,413,722

		43,037,862

	Food and Staples Retailing — 7.0%
25,000	CST Brands Inc.	898,750
77,000	CVS Health Corp.	6,128,430
35,000	GNC Holdings Inc., Cl. A	1,355,900
30,000	Ingles Markets Inc., Cl. A	710,700
1,000	Nutraceutical International Corp.†	20,910
250,000	Rite Aid Corp.†	1,210,000
7,000	The Fresh Market Inc.†	244,510
40,000	The Kroger Co.	2,080,000
30,000	United Natural Foods Inc.†	1,843,800
20,000	Vitamin Shoppe, Inc.†	887,800
30,000	Walgreen Co.	1,778,100
79,000	Whole Foods Market Inc.	3,010,690

		20,169,590

	Health Care Equipment and Supplies — 13.2%
40,000	Aramark	1,052,000
40,000	Baxter International Inc.	2,870,800
10,000	Becton, Dickinson and Co.	1,138,100
75,000	BioTelemetry Inc.†	503,250
46,000	Boston Scientific Corp.†	543,260
40,000	Cardiovascular Systems Inc.†	945,200
125,000	CareDx Inc.†	875,000
40,000	Covidien plc	3,460,400
30,000	Cutera Inc.†	303,000
9,000	Exactech Inc.†	206,010
35,000	Gerresheimer AG	2,273,123
25,000	Greatbatch Inc.†	1,065,250
9,400	Henry Schein Inc.†	1,094,818
16,000	Hospira Inc.†	832,480
25,500	ICU Medical Inc.†	1,636,590
15,000	Masimo Corp.†	319,200
25,000	Medical Action Industries Inc.†	344,500
35,000	Medtronic Inc.	2,168,250
10,000	NuVasive Inc.†	348,700
48,928	Orthofix International NV†	1,514,811
19,090	Perrigo Co. plc	2,867,127
2,000	Smith & Nephew plc, ADR	168,380
80,000	Sparton Corp.†	1,972,000
30,000	St. Jude Medical Inc.	1,803,900
25,000	Stryker Corp.	2,018,750
76,424	SurModics Inc.†	1,387,860
25,000	The Cooper Companies Inc.	3,893,750

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care Equipment and Supplies (Continued)
25,000	Trinity Biotech plc, ADR	$456,750

		38,063,259

	Health Care Providers and Services — 12.5%
377,670	AdCare Health Systems Inc.†	1,790,156
25,000	Aetna Inc.	2,025,000
130,000	Alere Inc.†	5,041,400
35,000	AmerisourceBergen Corp.	2,705,500
50,000	Bio-Reference Laboratories Inc.†	1,403,000
30,000	Cigna Corp.	2,720,700
50,000	DaVita HealthCare Partners Inc.†	3,657,000
18,000	Gentiva Health Services Inc.†	302,040
55,000	HCA Holdings Inc.†	3,878,600
12,500	Humana Inc.	1,628,625
1,500	Laboratory Corp. of America Holdings†	152,625
15,000	McKesson Corp.	2,920,050
30,000	Myriad Genetics Inc.†	1,157,100
65,000	Quality Systems Inc.	895,050
35,000	Rhoen Klinikum AG	1,061,852
26,500	Tenet Healthcare Corp.†	1,573,835
35,000	UnitedHealth Group Inc.	3,018,750

		35,931,283

	Hotels and Gaming — 0.1%
7,921	Ryman Hospitality Properties Inc.	374,663

	Household and Personal Products — 3.8%
19,000	Avon Products Inc.	239,400
22,000	Church & Dwight Co. Inc.	1,543,520
28,000	Colgate-Palmolive Co.	1,826,160
130,000	Coty Inc., Cl. A	2,151,500
14,000	Energizer Holdings Inc.	1,724,940
25,000	Sally Beauty Holdings Inc.†	684,250
12,000	The Estee Lauder Companies Inc., Cl. A	896,640
22,000	The Procter & Gamble Co.	1,842,280

		10,908,690

	Pharmaceuticals — 12.6%
30,000	Abbott Laboratories	1,247,700
20,000	Achaogen Inc.†	179,200
31,800	Actavis plc†	7,672,704
45,000	Akorn Inc.†	1,632,150
800	Allergan Inc.	142,552
502,000	BioScrip Inc.†	3,468,820
42,000	Bristol-Myers Squibb Co.	2,149,560
17,500	Cempra Inc.†	191,800
135,000	Columbia Laboratories Inc.†	795,150
19,000	Durata Therapeutics Inc.†	240,920
30,000	Express Scripts Holding Co.†	2,118,900
42,000	Johnson & Johnson	4,476,780
450,000	Liberator Medical Holdings Inc.	1,408,500
17,940	Mallinckrodt plc†	1,617,291

Shares		Market Value
50,000	Merck & Co. Inc.	$2,964,000
65,000	Mylan Inc.†	2,956,850
2,000	Ophthotech Corp.†	77,860
68,000	Pfizer Inc.	2,010,760
12,000	Roche Holding AG, ADR	443,880
600	Shire plc, ADR	155,430
8,000	Zoetis Inc.	295,600

		36,246,407

	Specialty Chemicals — 2.3%
10,000	FMC Corp.	571,900
16,000	International Flavors & Fragrances Inc.	1,534,080
33,000	Sigma-Aldrich Corp.	4,488,330

		6,594,310

	TOTAL COMMON STOCKS	224,450,103

	RIGHTS — 0.0%
	Health Care — 0.0%
40,000	American Medical Alert Corp.†	400
20,000	Cubist Pharmaceuticals Inc., CVR†	2,200
130,000	Trius Therapeutics, CVR†	16,900

	TOTAL RIGHTS	19,500

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 21.9%
$62,750,000	U.S. Treasury Bills, 0.000% to 0.055%††, 10/23/14 to 03/05/15	62,748,688

	TOTAL INVESTMENTS — 100.0% (Cost $229,896,485)	$287,218,291

	Aggregate tax cost	$230,451,889

	Gross unrealized appreciation	$61,306,954
	Gross unrealized depreciation	(4,540,552)

	Net unrealized appreciation/depreciation	$56,766,402

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	86.1%	$247,129,867
Europe	9.9	28,523,744
Japan	3.2	9,117,802
Latin America	0.5	1,514,811
Asia/Pacific	0.3	932,067

Total Investments	100.0%	$287,218,291

See accompanying notes to schedule of investments.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$224,450,103	—	—	$224,450,103
Rights(a)	2,200	—	$17,300	19,500
U.S. Government Obligations	—	$62,748,688	—	62,748,688
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$224,452,303	$62,748,688	$17,300	$287,218,291

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At September 30, 2014, the Fund held no investments in forward foreign exchange contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest without limit in restricted securities. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities at September 30, 2014.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XXGRX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI HEALTHCARE & WELLNESSRX TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Robert C. Kolodny, MD

Physician,

Principal of KBS

Management LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Agnes Mullady

President & Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Wayne C. Pinsent, CFA

Vice President & Ombudsman

David I. Schachter

Vice President

Adam E. Tokar

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GRX Q3/2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Healthcare & WellnessRx Trust

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer and Principal
Financial Officer

Date	11/20/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer and Principal
Financial Officer

Date	11/20/2014

* Print the name and title of each signing officer under his or her signature.